Expense Example {- Fidelity Global Credit Fund} - 12.31 Fidelity Global Credit Fund Retail PRO-10 - Fidelity Global Credit Fund - Fidelity Global Credit Fund	Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 72
3 years	260
5 years	472
10 years	$ 1,083